UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.5%
Financials - 14.7%
Banks - 2.7%
JPMorgan Chase & Co.	294	$33,175

Capital Markets - 1.6%
Northern Trust Corp.	187	19,098

Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc.-Class B (a)	219	46,890

Insurance - 6.6%
Aflac, Inc.	358	16,851
Allstate Corp. (The)	192	18,950
Fidelity National Financial, Inc.	528	20,777
Reinsurance Group of America, Inc.-Class A	166	23,997

		80,575

		179,738

Communication Services - 14.4%
Diversified Telecommunication Services - 3.5%
Verizon Communications, Inc.	791	42,232

Entertainment - 3.0%
Walt Disney Co. (The)	314	36,719

Interactive Media & Services - 4.3%
Alphabet, Inc.-Class C (a)	35	41,772
Facebook, Inc.-Class A (a)	66	10,854

		52,626

Media - 3.6%
Comcast Corp.-Class A	937	33,179
Discovery, Inc.-Class A (a)	335	10,720

		43,899

		175,476

Health Care - 14.2%
Biotechnology - 4.4%
Biogen, Inc. (a)	87	30,738
Gilead Sciences, Inc.	149	11,505
Regeneron Pharmaceuticals, Inc. (a)	28	11,313

		53,556

Health Care Providers & Services - 7.1%
Anthem, Inc.	74	20,280
Centene Corp. (a)	77	11,148
Cigna Corp.	155	32,279
UnitedHealth Group, Inc.	87	23,145

		86,852

Company	Shares	U.S. $ Value
Pharmaceuticals - 2.7%
Eli Lilly & Co.	217	$23,286
Roche Holding AG (Sponsored ADR)	350	10,556

		33,842

		174,250

Industrials - 11.5%
Aerospace & Defense - 4.4%
Hexcel Corp.	118	7,912
Raytheon Co.	220	45,465

		53,377

Airlines - 1.6%
Southwest Airlines Co.	309	19,297

Building Products - 0.9%
Allegion PLC	118	10,687

Machinery - 2.0%
Altra Industrial Motion Corp.	171	7,062
Crane Co.	137	13,474
Parker-Hannifin Corp.	24	4,415

		24,951

Road & Rail - 2.6%
Kansas City Southern	123	13,933
Knight-Swift Transportation Holdings, Inc.	201	6,931
Saia, Inc. (a)	144	11,009

		31,873

		140,185

Information Technology - 10.8%
Communications Equipment - 0.4%
F5 Networks, Inc. (a)	24	4,786

IT Services - 4.0%
Accenture PLC-Class A	56	9,531
International Business Machines Corp.	155	23,437
Visa, Inc.-Class A	107	16,060

		49,028

Semiconductors & Semiconductor Equipment - 1.3%
Semtech Corp. (a)	118	6,561
Xilinx, Inc.	122	9,781

		16,342

Software - 3.4%
Microsoft Corp.	368	42,088

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	90	20,317

		132,561

Consumer Discretionary - 9.4%
Hotels, Restaurants & Leisure - 0.4%
Royal Caribbean Cruises Ltd.	36	4,678

Company	Shares	U.S. $ Value
Household Durables - 4.0%
DR Horton, Inc.	980	$41,336
Garmin Ltd.	111	7,776

		49,112

Internet & Direct Marketing Retail - 2.1%
Booking Holdings, Inc. (a)	13	25,792

Specialty Retail - 2.9%
Home Depot, Inc. (The)	65	13,465
Murphy USA, Inc. (a)	131	11,195
Ulta Salon Cosmetics & Fragrance, Inc. (a)	38	10,720

		35,380

		114,962

Consumer Staples - 6.1%
Beverages - 1.4%
Monster Beverage Corp. (a)	291	16,959

Food & Staples Retailing - 4.7%
Walgreens Boots Alliance, Inc.	314	22,891
Walmart, Inc.	367	34,465

		57,356

		74,315

Energy - 4.9%
Energy Equipment & Services - 1.7%
Dril-Quip, Inc. (a)	172	8,987
National Oilwell Varco, Inc.	99	4,265
TechnipFMC PLC	239	7,469

		20,721

Oil, Gas & Consumable Fuels - 3.2%
Noble Energy, Inc.	509	15,875
Phillips 66	211	23,784

		39,659

		60,380

Real Estate - 3.5%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Regency Centers Corp.	357	23,087

Real Estate Management & Development - 1.6%
CBRE Group, Inc.-Class A (a)	454	20,022

		43,109

Total Common Stocks (cost $974,501)		1,094,976

SHORT-TERM INVESTMENTS - 10.9%
Investment Companies - 10.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (b)(c)(d) (cost $133,720)	133,720	133,720

Total Investments - 100.4% (cost $1,108,221) (e)		1,228,696
Other assets less liabilities - (0.4)%		(4,369)

Net Assets - 100.0%		$1,224,327

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $124,521 and gross unrealized depreciation of investments was $(4,046), resulting in net unrealized appreciation of $120,475.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks+	$1,094,976		$	– 0	–	$	– 0	–	$1,094,976
Short-Term Investments:
Investment Companies	133,720			– 0	–		– 0	–	133,720

Total Investments in Securities	1,228,696			– 0	–		– 0	–	1,228,696
Other Financial Instruments*:	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,228,696		$	– 0	–	$	– 0	–	$1,228,696

+	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)		Dividend Income (000)
Government Money Market Portfolio	$201		$331	$398	$134		$2
Government Money Market Portfolio*	– 0	–	50	50	– 0	–	– 0	–**

Total					$134		$2

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.

AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 30.9%
Banks - 14.9%
Banco Macro SA (ADR)	1,782	$73,721
Bank Central Asia Tbk PT	59,500	96,375
China Construction Bank Corp.-Class H	64,000	55,942
Grupo Financiero Galicia SA (ADR)	990	25,176
HDFC Bank Ltd.	4,610	127,575
HDFC Bank Ltd. (ADR)	550	51,755
IndusInd Bank Ltd.	4,110	95,879
Itau Unibanco Holding SA (ADR)	9,070	99,589
Sberbank of Russia PJSC (Sponsored ADR)	7,929	99,707
TCS Group Holding PLC (GDR) (a)	3,040	56,240

		781,959

Consumer Finance - 2.0%
Manappuram Finance Ltd.	27,440	27,319
Muthoot Finance Ltd.	2,620	14,371
Repco Home Finance Ltd.	10,830	64,244

		105,934

Diversified Financial Services - 2.0%
Chailease Holding Co., Ltd.	30,600	107,099

Insurance - 6.1%
AIA Group Ltd.	21,800	194,389
Prudential PLC	5,590	128,168

		322,557

Thrifts & Mortgage Finance - 5.9%
Housing Development Finance Corp., Ltd.	8,230	198,704
Indiabulls Housing Finance Ltd.	9,560	112,813

		311,517

		1,629,066

Information Technology - 21.2%
Communications Equipment - 0.5%
Xiaomi Corp. (a)(b)	13,000	25,740

Electronic Equipment, Instruments & Components - 7.5%
Elite Material Co., Ltd.	34,000	95,724
Hangzhou Hikvision Digital Technology Co., Ltd.-Class A	35,900	150,136
Sunny Optical Technology Group Co., Ltd.	8,000	92,360
Tongda Group Holdings Ltd.	220,000	32,246
Zhejiang Dahua Technology Co., Ltd.-Class A	12,500	26,849

		397,315

IT Services - 0.5%
My EG Services Bhd	60,500	25,562

Semiconductors & Semiconductor Equipment - 8.4%
Koh Young Technology, Inc.	490	48,205
Realtek Semiconductor Corp.	8,000	35,650
Silergy Corp.	7,000	126,092
Taiwan Semiconductor Manufacturing Co., Ltd.	27,000	230,406

		440,353

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 4.3%
Samsung Electronics Co., Ltd.	1,300	$54,406
Samsung Electronics Co., Ltd. (Preference Shares)	5,030	171,559

		225,965

		1,114,935

Consumer Discretionary - 16.4%
Auto Components - 0.5%
MRF Ltd.	28	24,611

Diversified Consumer Services - 0.3%
Four Seasons Education Cayman, Inc. (ADR)	1,102	4,408
Fu Shou Yuan International Group Ltd.	17,000	13,275

		17,683

Hotels, Restaurants & Leisure - 2.8%
CVC Brasil Operadora e Agencia de Viagens SA	2,800	30,028
OPAP SA	9,140	95,951
Premium Leisure Corp.	845,000	13,606
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)	6,800	10,056

		149,641

Internet & Direct Marketing Retail - 12.8%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	2,329	383,726
Baozun, Inc. (Sponsored ADR) (b)(c)	1,620	78,700
Ctrip.com International Ltd. (ADR) (b)	4,460	165,778
MakeMyTrip Ltd. (b)	1,680	46,116

		674,320

		866,255

Communication Services - 12.5%
Diversified Telecommunication Services - 0.9%
Tower Bersama Infrastructure Tbk PT	124,000	46,759

Entertainment - 0.5%
IMAX China Holding, Inc. (a)	11,200	28,503

Interactive Media & Services - 8.4%
58.com, Inc. (ADR) (b)	1,660	122,176
Mail.Ru Group Ltd. (GDR) (a)(b)	1,300	35,126
Tencent Holdings Ltd.	5,200	212,320
Yandex NV-Class A (b)	2,160	71,043

		440,665

Media - 1.2%
Naspers Ltd.-Class N	213	45,870
Sun TV Network Ltd.	2,020	17,184

		63,054

Wireless Telecommunication Services - 1.5%
Safaricom PLC	325,190	79,078

		658,059

Company	Shares	U.S. $ Value
Consumer Staples - 7.4%
Beverages - 5.4%
Kweichow Moutai Co., Ltd.-Class A	1,530	$162,472
Wuliangye Yibin Co., Ltd.-Class A	12,100	119,497

		281,969

Tobacco - 2.0%
ITC Ltd.	25,940	106,965

		388,934

Industrials - 4.6%
Air Freight & Logistics - 0.4%
ZTO Express Cayman, Inc. (ADR)	1,430	23,695

Industrial Conglomerates - 0.5%
SM Investments Corp.	1,585	26,510

Professional Services - 1.5%
51job, Inc. (ADR) (b)	1,000	76,990

Road & Rail - 2.2%
Globaltrans Investment PLC (Sponsored GDR) (a)	10,900	114,450

		241,645

Health Care - 2.3%
Biotechnology - 1.8%
Hugel, Inc. (b)	149	57,464
Medy-Tox, Inc.	69	38,514

		95,978

Health Care Equipment & Supplies - 0.3%
Yestar Healthcare Holdings Co., Ltd.	57,500	16,012

Pharmaceuticals - 0.2%
China Medical System Holdings Ltd.	7,000	9,748

		121,738

Materials - 1.7%
Metals & Mining - 1.7%
JSW Steel Ltd.	17,190	90,157

Utilities - 0.9%
Electric Utilities - 0.9%
Equatorial Energia SA	3,200	45,529

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA (Preference Shares)	7,600	39,689

Total Common Stocks (cost $5,222,338)		5,196,007

EQUITY LINKED NOTES - 1.2%
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Vincom Retail JSC, Deutsche Bank AG, expiring 11/12/27 (b)	26,180	47,024

Company		Shares		U.S. $ Value
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 3/31/20 (b)		2,750		$14,995

Total Equity Linked Notes (cost $66,295)				62,019

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (d)(e)(f) (cost $81,375)		81,375		81,375

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(1.45)%, 10/01/18	CHF	– 0	–*	12
(0.57)%, 10/01/18	EUR	1		698
0.35%, 10/01/18	SGD	– 0	–*	42
0.37%, 10/01/18	GBP	1		1,489
2.03%, 10/02/18	HKD	12		1,495
6.50%, 10/01/18	ZAR	12		872

Total Time Deposits (cost $4,558)				4,608

Total Short-Term Investments (cost $85,933)				85,983

Total Investments Before Security Lending Collateral for Securities Loaned - 101.4% (cost $5,374,566)				5,344,009

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (d)(e)(f) (cost $29,100)		29,100		29,100

Total Investments - 102.0% (cost $5,403,666) (g)				$5,373,109
Other assets less liabilities - (2.0)%				(105,226)

Net Assets - 100.0%				$5,267,883

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	1	December 2018	USD	– 0	–**	$51,410	$52,394	$984

*	Principal amount less than 500.
**	Notional amount less than $500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate market value of these securities amounted to $270,115 or 5.1% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $645,177 and gross unrealized depreciation of investments was $(674,750), resulting in net unrealized depreciation of $(29,573).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN1

September 30, 2018 (unaudited)

35.1%	China
18.3%	India
8.8%	Taiwan
7.0%	Russia
6.9%	South Korea
4.8%	Hong Kong
4.0%	Brazil
2.7%	Indonesia
2.4%	United Kingdom
1.8%	Argentina
1.8%	Greece
1.5%	Kenya
1.2%	Vietnam
2.1%	Other
1.6%	Short-Term

100.0%	Total Investments

[1]

All data are as of September 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Malaysia, Philippines and South Africa.

AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$533,763		$1,095,303		$	– 0	–	$1,629,066
Information Technology	25,740		1,089,195			– 0	–	1,114,935
Consumer Discretionary	722,362		143,893			– 0	–	866,255
Communication Services	307,423		350,636			– 0	–	658,059
Consumer Staples	– 0	–	388,934			– 0	–	388,934
Industrials	215,135		26,510			– 0	–	241,645
Health Care	16,012		105,726			– 0	–	121,738
Materials	– 0	–	90,157			– 0	–	90,157
Utilities	45,529		– 0	–		– 0	–	45,529
Energy	39,689		– 0	–		– 0	–	39,689
Equity Linked Note:
Real Estate	– 0	–	47,024			– 0	–	47,024
Consumer Discretionary	– 0	–	14,995			– 0	–	14,995
Short-Term Investments:
Investment Companies	81,375		– 0	–		– 0	–	81,375
Time Deposits	– 0	–	4,608			– 0	–	4,608
Investments of Cash Collateral for
Securities Loaned in Affiliated Money
Market Fund	29,100		– 0	–		– 0	–	29,100

Total Investments in Securities	2,016,128		3,356,981+			– 0	–	5,373,109
Other Financial Instruments*:
Assets
Futures	– 0	–	984			– 0	–	984

Total^	$2,016,128		$3,357,965		$	– 0	–	$5,374,093

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^

An amount of $310,860 was transferred from Level 1to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. An amount of $326,324 was transferred from Level 1to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

	Common Stocks: Consumer Discretionary
Balance as of 12/31/17		$39,148
Realized gain (loss)		555
Change in unrealized appreciation/depreciation		(7,893)
Purchases		– 0	–
Sales		(31,810)
Transfers into Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 9/30/18	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 9/30/18	$	– 0	–

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$59		$2,021	$1,999	$81	$1
Government Money Market Portfolio*	– 0	–	523	494	29	– 0	–**

Total					$110	$1

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.

AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 25.9%
Banks - 15.0%
Bank Hapoalim BM	3,700	$27,094
BOC Hong Kong Holdings Ltd.	10,000	47,463
DBS Group Holdings Ltd.	2,400	45,785
DNB ASA	2,210	46,508
Hang Seng Bank Ltd.	2,100	56,981
Mitsubishi UFJ Financial Group, Inc.	5,800	36,034
Oversea-Chinese Banking Corp., Ltd.	2,100	17,572
Royal Bank of Canada	792	63,487
Seven Bank Ltd.	14,600	46,112
Sumitomo Mitsui Financial Group, Inc.	700	28,171
Toronto-Dominion Bank (The)	960	58,337
Westpac Banking Corp.	1,230	24,736

		498,280

Capital Markets - 4.6%
Euronext NV(a)	570	37,452
IG Group Holdings PLC	3,095	25,514
Partners Group Holding AG	75	59,454
Singapore Exchange Ltd.	5,300	28,565

		150,985

Diversified Financial Services - 1.0%
ORIX Corp.	2,100	34,003

Insurance - 5.3%
Admiral Group PLC	780	21,143
Allianz SE (REG)	99	22,034
Direct Line Insurance Group PLC	5,420	22,877
NN Group NV	1,100	49,096
Sampo Oyj-Class A	550	28,462
Swiss Re AG	359	33,077

		176,689

		859,957

Information Technology - 14.6%
IT Services - 5.6%
Amadeus IT Group SA - Class A	853	79,064
Capgemini SE	447	56,276
Otsuka Corp.	1,300	48,490

		183,830

Software - 8.3%
Check Point Software Technologies Ltd. (b)	417	49,068
Constellation Software, Inc./Canada	65	47,801
Nice Ltd. (b)	670	76,316
Oracle Corp. Japan	900	72,515
SAP SE	240	29,511

		275,211

Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co., Ltd.	180	7,533

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd. (GDR) (a)	15	$15,716

		23,249

		482,290

Consumer Discretionary - 11.7%
Distributors - 1.0%
PALTAC Corp.	600	32,799

Hotels, Restaurants & Leisure - 3.0%
Aristocrat Leisure Ltd.	3,010	61,816
Compass Group PLC	1,730	38,464

		100,280

Household Durables - 3.4%
Auto Trader Group PLC (a)	8,361	48,638
Nikon Corp.	2,400	45,099
Persimmon PLC	649	19,981

		113,718

Internet & Direct Marketing Retail - 1.0%
Moneysupermarket.com Group PLC	9,245	33,640

Leisure Products - 1.5%
Amer Sports Oyj (b)	500	20,432
Bandai Namco Holdings, Inc.	700	27,196

		47,628

Textiles, Apparel & Luxury Goods - 1.8%
HUGO BOSS AG	144	11,078
Moncler SpA	1,120	48,191

		59,269

		387,334

Industrials - 9.4%
Aerospace & Defense - 1.1%
BAE Systems PLC	4,430	36,326

Airlines - 1.3%
Qantas Airways Ltd.	10,140	43,219

Construction & Engineering - 0.8%
Taisei Corp.	600	27,350

Professional Services - 6.2%
Intertek Group PLC	597	38,836
Recruit Holdings Co., Ltd.	800	26,721
RELX PLC	2,960	62,269
Wolters Kluwer NV	1,240	77,302

		205,128

		312,023

Consumer Staples - 8.8%
Beverages - 1.8%
Diageo PLC	1,665	58,988

Food Products - 2.8%
Nestle SA (REG)	510	42,451

Company	Shares	U.S. $ Value
Salmar ASA	1,000	$49,957

		92,408

Personal Products - 1.5%
Unilever PLC	905	49,715

Tobacco - 2.7%
British American Tobacco PLC	1,273	59,348
Scandinavian Tobacco Group A/S (a)	2,110	32,358

		91,706

		292,817

Health Care - 7.8%
Pharmaceuticals - 7.8%
Astellas Pharma, Inc.	3,100	54,135
H Lundbeck A/S	580	35,802
Novo Nordisk A/S-Class B	1,170	55,066
Roche Holding AG	309	74,721
Sanofi	425	37,973

		257,697

Communication Services - 7.3%
Diversified Telecommunication Services - 3.6%
HKT Trust & HKT Ltd.-Class SS	43,000	59,128
Nippon Telegraph & Telephone Corp.	1,300	58,669

		117,797

Entertainment - 2.1%
CTS Eventim AG & Co. KGaA	1,145	51,334
Daiichikosho Co., Ltd.	400	19,287

		70,621

Interactive Media & Services - 1.6%
carsales.com Ltd.	2,755	28,792
Kakaku.com, Inc.	1,200	23,445

		52,237

		240,655

Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Caltex Australia Ltd.	930	20,092
Repsol SA	500	9,954
Royal Dutch Shell PLC-Class B	1,990	69,663
Showa Shell Sekiyu KK	1,900	40,305
TOTAL SA	1,085	70,547

		210,561

Materials - 5.8%
Chemicals - 3.5%
Covestro AG (a)	395	31,974
Croda International PLC	670	45,415
Victrex PLC	860	37,397

		114,786

Company	Shares	U.S. $ Value
Containers & Packaging - 0.5%
Amcor Ltd./Australia	1,750	$17,296

Metals & Mining - 1.8%
Northern Star Resources Ltd.	6,990	41,965
South32 Ltd.	6,720	18,885

		60,850

		192,932

Real Estate - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Nippon Building Fund, Inc.	5	28,911

Real Estate Management & Development - 0.3%
Vonovia SE	210	10,271

		39,182

Total Common Stocks (cost $3,009,751)		3,275,448

INVESTMENT COMPANIES - 1.3%
Funds and Investment Trusts - 1.3%
iShares MSCI EAFE ETF (c) (cost $41,179)	620	42,154

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (c)(d)(e) (cost $12,405)	12,405	12,405

Total Investments - 100.5% (cost $3,063,335) (f)		3,330,007
Other assets less liabilities - (0.5)%		(16,859)

Net Assets - 100.0%		$3,313,148

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	44	USD	31	12/14/18	$(482)
Brown Brothers Harriman & Co.	CAD	208	USD	159	12/14/18	(1,645)
Brown Brothers Harriman & Co.	CHF	6	USD	6	12/14/18	111
Brown Brothers Harriman & Co.	EUR	21	USD	25	12/14/18	225
Brown Brothers Harriman & Co.	GBP	6	USD	8	12/14/18	70
Brown Brothers Harriman & Co.	GBP	134	USD	174	12/14/18	(489)
Brown Brothers Harriman & Co.	HKD	347	USD	44	12/14/18	(101)
Brown Brothers Harriman & Co.	ILS	431	USD	121	12/14/18	1,772
Brown Brothers Harriman & Co.	ILS	36	USD	10	12/14/18	(11)
Brown Brothers Harriman & Co.	JPY	747	USD	7	12/14/18	83
Brown Brothers Harriman & Co.	NOK	82	USD	10	12/14/18	22
Brown Brothers Harriman & Co.	NOK	475	USD	57	12/14/18	(1,217)
Brown Brothers Harriman & Co.	SGD	11	USD	8	12/14/18	9
Brown Brothers Harriman & Co.	SGD	55	USD	40	12/14/18	(239)
Brown Brothers Harriman & Co.	USD	72	CHF	69	12/14/18	(675)
Brown Brothers Harriman & Co.	USD	376	EUR	323	12/14/18	305
Brown Brothers Harriman & Co.	USD	9	EUR	8	12/14/18	(13)
Brown Brothers Harriman & Co.	USD	47	GBP	36	12/14/18	87

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	13	GBP	10	12/14/18	$(133)
Brown Brothers Harriman & Co.	USD	23	HKD	182	12/14/18	45
Brown Brothers Harriman & Co.	USD	153	JPY	16,933	12/14/18	(2,989)
Brown Brothers Harriman & Co.	USD	82	SEK	731	12/14/18	933
Citibank, NA	KRW	12,204	USD	11	11/15/18	(217)
Standard Chartered Bank	KRW	7,604	USD	7	11/15/18	(35)

						$(4,584)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate market value of these securities amounted to $166,138 or 5.0% of net assets.

(b)	Non-income producing security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $349,466 and gross unrealized depreciation of investments was $(87,378), resulting in net unrealized appreciation of $262,088.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN1

September 30, 2018 (unaudited)

19.5%	Japan
18.0%	United Kingdom
7.7%	Australia
7.0%	Netherlands
6.3%	Switzerland
5.1%	Canada
4.9%	France
4.9%	Hong Kong
4.7%	Germany
4.6%	Israel
3.7%	Denmark
2.9%	Norway
2.7%	Singapore
7.6%	Other
0.4%	Short-Term

100.0%	Total Investments

[1]

All data are as of September 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.7% or less in the following countries: Finland, Italy, Spain, South Korea and United States.

AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$121,824		$738,133		$	– 0	–	$859,957
Information Technology	96,869		385,421			– 0	–	482,290
Consumer Discretionary	– 0	–	387,334			– 0	–	387,334
Industrials	– 0	–	312,023			– 0	–	312,023
Consumer Staples	32,358		260,459			– 0	–	292,817
Health Care	– 0	–	257,697			– 0	–	257,697
Communication Services	– 0	–	240,655			– 0	–	240,655
Energy	– 0	–	210,561			– 0	–	210,561
Materials	– 0	–	192,932			– 0	–	192,932
Real Estate	– 0	–	39,182			– 0	–	39,182
Investment Companies	42,154		– 0	–		– 0	–	42,154
Short-Term Investments:
Investment Companies	12,405		– 0	–		– 0	–	12,405

Total Investments in Securities	305,610		3,024,397	†		– 0	–	3,330,007
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	3,662			– 0	–	3,662
Liabilities
Forward Currency Exchange Contracts	– 0	–	(8,246)			– 0	–	(8,246)

Total^	$305,610		$3,019,813		$	– 0	–	$3,325,423

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^

An amount of $162,122 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$501	$1,481	$1,970	$12	$	– 0	–*

*	Amount is less than $500.

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 88.9%
Information Technology - 21.5%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	3,447	$916,419

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp.-Class A	4,143	389,525
Cognex Corp.	1,651	92,159

		481,684

IT Services - 8.7%
Cognizant Technology Solutions Corp.-Class A	4,615	356,047
Fiserv, Inc. (a)	11,812	973,073
PayPal Holdings, Inc. (a)	30,099	2,643,896
Visa, Inc.-Class A	35,756	5,366,618

		9,339,634

Semiconductors & Semiconductor Equipment - 2.9%
Texas Instruments, Inc.	4,344	466,068
Xilinx, Inc.	32,517	2,606,888

		3,072,956

Software - 5.1%
Adobe Systems, Inc. (a)	6,282	1,695,826
Microsoft Corp.	33,007	3,775,011

		5,470,837

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	16,702	3,770,309

		23,051,839

Health Care - 19.0%
Biotechnology - 4.9%
Biogen, Inc. (a)	9,872	3,487,876
Regeneron Pharmaceuticals, Inc. (a)	4,244	1,714,746

		5,202,622

Health Care Equipment & Supplies - 7.3%
Edwards Lifesciences Corp. (a)	18,327	3,190,731
Intuitive Surgical, Inc. (a)	5,174	2,969,876
Stryker Corp.	9,697	1,722,963

		7,883,570

Health Care Providers & Services - 3.7%
UnitedHealth Group, Inc.	14,715	3,914,779

Life Sciences Tools & Services - 0.4%
Mettler-Toledo International, Inc. (a)	682	415,324

Pharmaceuticals - 2.7%
Zoetis, Inc.	32,076	2,936,878

		20,353,173

Company	Shares	U.S. $ Value
Consumer Discretionary - 15.0%
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp.	6,673	$379,293

Internet & Direct Marketing Retail - 3.1%
Booking Holdings, Inc. (a)	1,677	3,327,168

Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	9,614	784,022

Specialty Retail - 7.6%
Home Depot, Inc. (The)	20,493	4,245,125
TJX Cos., Inc. (The)	16,550	1,853,931
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,223	2,037,753

		8,136,809

Textiles, Apparel & Luxury Goods - 3.3%
NIKE, Inc.-Class B	41,545	3,519,692

		16,146,984

Communication Services - 14.5%
Entertainment - 2.1%
Activision Blizzard, Inc.	16,346	1,359,824
Electronic Arts, Inc. (a)	7,937	956,329

		2,316,153

Interactive Media & Services - 11.3%
Alphabet, Inc.-Class C (a)	6,576	7,848,259
Facebook, Inc.-Class A (a)	26,126	4,296,682

		12,144,941

Media - 1.1%
Comcast Corp.-Class A	32,727	1,158,863

		15,619,957

Consumer Staples - 8.0%
Beverages - 4.9%
Constellation Brands, Inc.-Class A	7,739	1,668,683
Monster Beverage Corp. (a)	62,002	3,613,477

		5,282,160

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	14,230	3,342,342

		8,624,502

Industrials - 6.1%
Building Products - 2.8%
Allegion PLC	19,123	1,731,970
AO Smith Corp.	15,370	820,297
Lennox International, Inc.	1,957	427,409

		2,979,676

Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	17,846	919,604

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.3%
Roper Technologies, Inc.	4,689	$1,388,929

Machinery - 0.7%
IDEX Corp.	2,529	381,019
WABCO Holdings, Inc. (a)	2,897	341,672

		722,691

Trading Companies & Distributors - 0.5%
Fastenal Co.	8,809	511,098

		6,521,998

Financials - 2.4%
Capital Markets - 2.4%
MarketAxess Holdings, Inc.	4,032	719,672
S&P Global, Inc.	9,488	1,853,860

		2,573,532

Materials - 2.4%
Chemicals - 2.4%
Sherwin-Williams Co. (The)	5,541	2,522,319

Total Common Stocks (cost $86,505,719)		95,414,304

SHORT-TERM INVESTMENTS - 10.4%
Investment Companies - 10.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (b)(c)(d) (cost $11,201,087)	11,201,087	11,201,087

Total Investments - 99.3% (cost $97,706,806) (e)		106,615,391
Other assets less liabilities - 0.7%		796,109

Net Assets - 100.0%		$107,411,500

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,638,797 and gross unrealized depreciation of investments was $(730,212), resulting in net unrealized appreciation of $8,908,585.

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$95,414,304		$	– 0	–	$	– 0	–	$95,414,304
Short-Term Investments:
Investment Companies	11,201,087			– 0	–		– 0	–	11,201,087

Total Investments in Securities	106,615,391			– 0	–		– 0	–	106,615,391
Other Financial Instruments*:	– 0	–		– 0	–		– 0	–	– 0	–

Total**	$106,615,391		$	– 0	–	$	– 0	–	$106,615,391

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

**	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$117	$70,705	$59,621	$11,201	$65

AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.8%
Information Technology - 21.6%
Communications Equipment - 1.6%
Lumentum Holdings, Inc. (a)	16,600	$995,170

Electronic Equipment, Instruments & Components - 1.6%
Flex Ltd. (a)	76,265	1,000,597

IT Services - 3.1%
Visa, Inc.-Class A	12,927	1,940,213

Semiconductors & Semiconductor Equipment - 4.9%
KLA-Tencor Corp.	7,899	803,407
Monolithic Power Systems, Inc.	10,584	1,328,610
NVIDIA Corp.	3,357	943,384

		3,075,401

Software - 7.2%
Microsoft Corp.	14,482	1,656,306
New Relic, Inc. (a)	7,990	752,898
SailPoint Technologies Holding, Inc. (a)	21,441	729,423
salesforce.com, Inc. (a)	9,037	1,437,154

		4,575,781

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	9,036	2,039,787

		13,626,949

Health Care - 18.6%
Health Care Equipment & Supplies - 6.6%
Abbott Laboratories	19,167	1,406,091
Danaher Corp.	14,852	1,613,819
West Pharmaceutical Services, Inc.	9,309	1,149,382

		4,169,292

Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	6,973	1,855,097

Health Care Technology - 1.7%
Medidata Solutions, Inc. (a)	14,206	1,041,442

Life Sciences Tools & Services - 5.5%
Bio-Rad Laboratories, Inc.-Class A (a)	3,999	1,251,647
Bruker Corp.	28,205	943,457
ICON PLC (a)	8,283	1,273,511

		3,468,615

Pharmaceuticals - 1.9%
Johnson & Johnson	8,537	1,179,557

		11,714,003

Consumer Discretionary - 14.2%
Auto Components - 3.4%
Aptiv PLC	18,499	1,552,066
Delphi Technologies PLC	18,252	572,383

		2,124,449

Company	Shares	U.S. $ Value
Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc. (a)	12,556	$1,479,599

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	777	1,556,331
Etsy, Inc. (a)	14,119	725,434

		2,281,765

Specialty Retail - 2.7%
Home Depot, Inc. (The)	8,254	1,709,816

Textiles, Apparel & Luxury Goods - 2.1%
VF Corp.	14,424	1,347,923

		8,943,552

Financials - 11.2%
Banks - 1.4%
Credicorp Ltd.	4,009	894,328

Capital Markets - 8.5%
Affiliated Managers Group, Inc.	4,633	633,424
Charles Schwab Corp. (The)	31,182	1,532,595
Intercontinental Exchange, Inc.	17,325	1,297,469
MSCI, Inc.-Class A	10,611	1,882,498

		5,345,986

Insurance - 1.3%
AIA Group Ltd. (Sponsored ADR)	22,855	813,638

		7,053,952

Industrials - 8.5%
Aerospace & Defense - 2.2%
Hexcel Corp.	20,636	1,383,644

Electrical Equipment - 3.5%
Rockwell Automation, Inc.	5,433	1,018,796
Vestas Wind Systems A/S (Sponsored ADR) (b)	52,276	1,175,687

		2,194,483

Machinery - 2.8%
Xylem, Inc./NY	22,356	1,785,574

		5,363,701

Communication Services - 5.1%
Diversified Telecommunication Services - 0.6%
China Unicom Hong Kong Ltd. (Sponsored ADR)	35,050	409,734

Entertainment - 2.3%
Walt Disney Co. (The)	12,170	1,423,160

Interactive Media & Services - 2.2%
Alphabet, Inc.-Class C (a)	1,162	1,386,812

		3,219,706

Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Concho Resources, Inc. (a)	7,875	1,202,906
EOG Resources, Inc.	10,823	1,380,690

		2,583,596

Company	Shares	U.S. $ Value
Utilities - 4.1%
Electric Utilities - 1.4%
NextEra Energy, Inc.	5,155	$863,978

Water Utilities - 2.7%
American Water Works Co., Inc.	12,414	1,092,059
Aqua America, Inc.	16,842	621,470

		1,713,529

		2,577,507

Consumer Staples - 3.4%
Food Products - 2.0%
Nestle SA (Sponsored ADR)	15,120	1,257,984

Personal Products - 1.4%
Unilever PLC (Sponsored ADR)	16,240	892,713

		2,150,697

Materials - 2.3%
Chemicals - 2.3%
Ecolab, Inc.	9,285	1,455,702

Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
SBA Communications Corp. (a)	6,458	1,037,349

Total Common Stocks (cost $55,591,631)		59,726,714

SHORT-TERM INVESTMENTS - 6.6%
Investment Companies - 6.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $4,177,414)	4,177,414	4,177,414

Total Investments Before Security Lending Collateral for Securities Loaned - 101.4% (cost $59,769,045)		63,904,128

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $77,350)	77,350	77,350

Total Investments - 101.5% (cost $59,846,395) (f)		63,981,478
Other assets less liabilities - (1.5)%		(953,683)

Net Assets - 100.0%		$63,027,795

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,513,368 and gross unrealized depreciation of investments was $(1,378,285), resulting in net unrealized appreciation of $4,135,083.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$59,726,714		$	– 0	–	$	– 0	–	$59,726,714
Short-Term Investments:
Investment Companies	4,177,414			– 0	–		– 0	–	4,177,414
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	77,350			– 0	–		– 0	–	77,350

Total Investments in Securities	63,981,478			– 0	–		– 0	–	63,981,478
Other Financial Instruments*:	– 0	–		– 0	–		– 0	–	– 0	–

Total**	$63,981,478		$	– 0	–	$	– 0	–	$63,981,478

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

**	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$73		$47,280	$43,176	$4,177	$33
Government Money Market Portfolio*	– 0	–	354	277	77	– 0	–**

Total					$4,254	$33

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2018